Supplement Dated February 26, 2021
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective February 1, 2021, for the JNL/American Funds International Fund, please delete all references to Alfonso Barroso.

Effective February 1, 2021, for the JNL/Boston Partners Global Long Short Equity Fund, please delete all references to Joshua White.

Effective February 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds International Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Sung Lee	2010	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Renaud H. Samyn	January 2019	Partner, CRGI, CRMC
Nicholas J. Grace	January 2021	Partner, CRGI, CRMC
Jesper Lyckeus	2010	Partner, CRGI, CRMC
Christopher Thomsen	2010	Partner, CRGI, CRMC

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Portfolio Manager, JNAM
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager and Business Analyst, WCM

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund and JNL/PPM America High Yield Bond Fund, please add following after the last bullet:

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Causeway International Value Select Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Sarah H. Ketterer	September 2015	Chief Executive Officer, Causeway
Harry W. Hartford	September 2015	President, Causeway
Jonathan P. Eng	September 2015	Portfolio Manager, Causeway
Conor S. Muldoon, CFA	September 2015	Portfolio Manager, Causeway
Alessandro Valentini, CFA	September 2015	Portfolio Manager, Causeway
Ellen Lee	September 2015	Portfolio Manager, Causeway
Steven Nguyen	January 2019	Portfolio Manager, Causeway
Brian Cho	January 2021	Portfolio Manager, Causeway

Effective February 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds International Fund, please delete the fourth paragraph in the entirety.

Effective February 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds International Fund, please add the following after the third paragraph:

Nicholas J. Grace is a Partner of Capital Research Global Investors and has been an investment professional for 31 years, 27 with CRMC or its affiliates.

Effective January 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the eighth paragraph in the entirety and replace with the following:

The portfolio managers responsible for management of the Causeway International Small Cap Strategy of the Fund are Arjun Jayaraman, MacDuff Kuhnert, Joe Gubler, and Ryan Myers.
Effective January 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the eleventh paragraph:

Ryan Myers is a director of Causeway and performs quantitative research.  He joined Causeway in June 2013.  From 2010 to 2012, Mr. Myers served as chief investment officer of Iron Castle Asset Management, an investment partnership focused on mid-cap U.S. equities.  From 2007 to 2008, Mr. Myers worked as an analyst at Canyon Partners, where he covered the cable, media, telecom and satellite sectors.  From 2005 to 2007, Mr. Myers was an associate for Oaktree Capital Management in the distressed opportunities group.  Mr. Myers began his professional career in 2003 as an investment banking analyst at Goldman Sachs in the technology, media and telecom group.  Mr. Myers earned a BA, magna cum laude, in economics from Harvard University, where he was elected to Phi Beta Kappa. He earned an MBA from the Stanford Graduate School of Business, where he was an Arjay Miller Scholar.  Mr. Myers currently serves on the Board of Trustees of the Yosemite Conservancy, an organization dedicated to supporting projects and programs that preserve Yosemite National Park and enrich the visitor experience.

In the section entitled, “Additional Information about Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund and JNL/PPM America High Yield Bond Fund, please add following after the last bullet:

•	Foreign securities risk

Effective January 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/Causeway International Value Select Fund, please add the following after the eighth paragraph:

Brian Cho, Portfolio Manager.  Mr. Cho is a director of Causeway and a portfolio manager for its fundamental strategies. He joined the firm in April 2012 as a research associate and has been a portfolio manager since January 2021.

This Supplement is dated February 26, 2021.

Supplement Dated February 26, 2021
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective February 1, 2021, for the JNL/American Funds International Fund, please delete all references to Alfonso Barroso.

Effective February 1, 2021, for the JNL/Boston Partners Global Long Short Equity Fund, please delete all references to Joshua White.

Effective January 1, 2021, on pages 196-197, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Causeway Capital Management LLC. under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the tables in the entirety and replace with the following, which reflects information as of December 31, 2020:

JNL Multi-Manager International Small Cap Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Arjun Jayaraman, Ph.D., CFA	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	13	$3.86 billion	1	$0.81 billion

MacDuff Kuhnert	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	17	$3.87 billion	1	$0.81 billion

Joe Gubler, CFA	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	11	$3.87 billion	1	$0.81 billion

Ryan Myers	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	10	$3.86 billion	1	$0.81 billion

JNL/Causeway International Value Select Fund
				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sarah H. Ketterer	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	143	$19.22 billion	4	$1.66 billion

Harry W. Hartford	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	92	$19.01 billion	4	$1.66 billion

Jonathan P. Eng	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	85	$19.01 billion	4	$1.66 billion

Conor S. Muldoon, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	89	$19.01 billion	4	$1.66 billion

Alessandro Valentini, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	84	$19.01 billion	4	$1.66 billion

Ellen Lee	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	94	$19.01 billion	4	$1.66 billion

Steven Nguyen, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	84	$19.01 billion	4	$1.66 billion

Brian Cho	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	82	$19.00 billion	4	$1.66 billion

Effective January 1, 2021, on page 198, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Causeway Capital Management LLC., under “Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of December 31, 2020” and “Security Ownership of Portfolio Managers for the JNL/Causeway International Value Select Fund as of December 31, 2020” please delete the tables in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of December 31, 2020
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Arjun Jayaraman, Ph.D., CFA	X
MacDuff Kuhnert	X
Joe Gubler, CFA	X
Ryan Meyers	X

Security Ownership of Portfolio Managers for the JNL/Causeway International Value Select Fund as of December 31, 2020
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Sarah H. Ketterer	X
Harry W. Hartford	X
Jonathan P. Eng	X
Conor S. Muldoon, CFA	X
Alessandro Valentini, CFA	X
Ellen Lee	X
Steven Nguyen, CFA	X
Brian Cho	X

Effective February 1, 2021, on page 313, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” for the AFIS Master International Fund, please delete the table in the entirety and replace with the following:

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Sung Lee	3	$275.7	3	$1.37	0	$0
Renaud H. Samyn	0	0	0	0	0	0
Nicholas J. Grace	5	239.3	2	2.22	0	0
Jesper Lyckeus	2	172.9	2	1.28	0	0
Christopher Thomsen	3	219.6	2	1.31	0	0

This Supplement is dated February 26, 2021.